PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET	PROPERTY, PLANT AND EQUIPMENT, NET
(1) Property, plant and equipment, net

	Year ended December 31, 2023
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	607,971	4,091,108	7,744,607	309,469	547,102	173,731	395,620	13,869,608
Accumulated depreciation	—	(2,012,992)	(5,123,790)	(254,599)	—	(30,864)	(185,476)	(7,607,721)

Net book value as of January 1, 2023	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887

Opening net book value	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887
Acquisition of business (note 3)	93,842	170,609	407,931	10,880	173,100	27,986	20,432	904,780
Translation differences	(41)	358	1,810	53	(790)	(183)	(869)	338
Additions	70,415	5,333	24,861	2,903	921,175	37,437	16,061	1,078,185
Disposals / Consumptions	(2,314)	(409)	(388)	(952)	(1,861)	(35,792)	(104)	(41,820)
Indexation	—	—	—	—	—	—	10,626	10,626
Transfers	4,179	139,552	343,301	27,825	(517,722)	(252)	—	(3,117)
Depreciation charge	—	(148,406)	(346,531)	(21,674)	—	(411)	(56,170)	(573,192)

Closing net book value	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687

Values at the end of the year
Cost	774,052	4,407,345	8,514,780	344,859	1,121,004	202,923	438,596	15,803,559
Accumulated depreciation	—	(2,162,192)	(5,462,979)	(270,954)	—	(31,271)	(238,476)	(8,165,872)

Net book value as of December 31, 2023	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687

	Year ended December 31, 2022
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	594,744	4,023,271	7,707,052	294,356	563,082	166,959	364,971	13,714,435
Accumulated depreciation	—	(1,890,186)	(4,986,161)	(240,250)	—	(29,792)	(136,468)	(7,282,857)

Net book value as of January 1, 2022	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

Opening net book value	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578
Translation differences	139	325	123	23	9	—	—	619
Impairment charge (note 4 (f))	—	(53,635)	(45,365)	—	—	—	—	(99,000)
Additions	5,342	2,423	913	2,337	433,269	28,983	13,961	487,228
Capitalized borrowing costs	—	—	—	—	403	—	—	403
Disposals / Consumptions	(953)	(1,133)	(1,056)	(842)	(1,162)	(22,210)	(1,039)	(28,395)
Indexation	—	—	—	—	—	—	17,945	17,945
Transfers	8,699	144,914	273,885	18,660	(448,499)	—	—	(2,341)
Depreciation charge	—	(147,863)	(328,574)	(19,414)	—	(1,073)	(49,226)	(546,150)

Closing net book value	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887

Values at the end of the year
Cost	607,971	4,091,108	7,744,607	309,469	547,102	173,731	395,620	13,869,608
Accumulated depreciation	—	(2,012,992)	(5,123,790)	(254,599)	—	(30,864)	(185,476)	(7,607,721)

Net book value as of December 31, 2022	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887
12.    PROPERTY, PLANT AND EQUIPMENT, NET (continued)

(2) Right-of-use assets

	Right-of-use assets
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	1,339	266,330	127,765	187	395,621
Accumulated depreciation	(4)	(118,709)	(66,639)	(125)	(185,477)

Net book value as of January 1, 2023	1,335	147,621	61,126	62	210,144

Opening net book value	1,335	147,621	61,126	62	210,144
Translation differences	—	(790)	(79)	—	(869)
Acquisition of business (note 3)	—	3,894	16,433	105	20,432
Additions	—	3,716	12,304	41	16,061
Disposal/Derecognition	—	(85)	(19)	—	(104)
Indexation	(962)	9,784	1,704	100	10,626
Depreciation charge	(26)	(35,178)	(20,854)	(112)	(56,170)

Closing net book value	347	128,962	70,615	196	200,120

Values at the end of the year
Cost	376	281,250	156,614	355	438,595
Accumulated depreciation	(29)	(152,288)	(85,999)	(159)	(238,475)

Net book value as of December 31, 2023	347	128,962	70,615	196	200,120

	Right-of-use assets
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	—	245,300	119,497	174	364,971
Accumulated depreciation	—	(87,103)	(49,321)	(44)	(136,468)

Net book value as of January 1, 2022	—	158,197	70,176	130	228,503

Opening net book value	—	158,197	70,176	130	228,503
Additions	1,339	6,445	6,163	14	13,961
Disposal/Derecognition	—	—	(1,039)	—	(1,039)
Indexation	—	14,585	3,360	—	17,945
Depreciation charge	(4)	(31,606)	(17,534)	(82)	(49,226)

Closing net book value	1,335	147,621	61,126	62	210,144

Values at the end of the year
Cost	1,339	266,330	127,765	187	395,621
Accumulated depreciation	(4)	(118,709)	(66,639)	(125)	(185,477)

Net book value as of December 31, 2022	1,335	147,621	61,126	62	210,144
The cost related to variable-lease payments that do not depend on an index or rate amounted to $19.1 million for the year ended December 31, 2023 ($14.5 million and $20.0 million for the year ended December 31, 2022 and 2021, respectively). The expenses related to leases for which the Company applied the practical expedient described in paragraph 5 (a) of IFRS 16 (leases with contract term of less than 12 months) amounted to $2.8 million for the year ended December 31, 2023 ($1.9 million and $2.0 million for the year ended December 31, 2022 and 2021, respectively).